COLT 2024-7 Mortgage Loan Trust ABS-15G

Exhibit 99.5

Data Compare Summary (Total)

Run Date - 11/25/2024 12:23:58 PM

Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
Street	12	328	3.66%	328
City	9	328	2.74%	328
State	0	328	0.00%	328
Zip	25	328	7.62%	328
Borrower First Name	29	328	8.84%	328
Borrower Last Name	38	328	11.59%	328
Borrower SSN	26	319	8.15%	328
Original Loan Amount	20	328	6.10%	328
Original Interest Rate	11	328	3.35%	328
Representative FICO	22	328	6.71%	328
Property Type	38	328	11.59%	328
Occupancy	3	328	0.91%	328
Purpose	4	328	1.22%	328
Doc Type	26	294	8.84%	328
Balloon Flag	0	319	0.00%	328
Original CLTV	12	328	3.66%	328
Prepayment Penalty Period (months)	129	311	41.48%	328
Lender	159	319	49.84%	328
Product Description	171	319	53.61%	328
Has FTHB	33	294	11.22%	328
Investor: Qualifying Total Debt Ratio	152	303	50.17%	328
Total Cash-out	109	113	96.46%	328
Escrow Account	297	319	93.10%	328
PITIA Reserves Months	316	319	99.06%	328
Interest Only Period	7	24	29.17%	328
Refi Purpose	1	79	1.27%	328
Margin	2	2	100.00%	328
Note Date	8	9	88.89%	328
Amortization Term	0	9	0.00%	328
Amortization Type	0	9	0.00%	328
Lien Position	0	9	0.00%	328
# of Units	0	9	0.00%	328
Original LTV	0	9	0.00%	328
Borrower FTHB	2	9	22.22%	328
Decision System	8	9	88.89%	328
Total	1,669	7,670	21.76%	328